Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue, NW
Washington, DC  20004


June 2, 2004


VIA EDGAR

US Securities and Exchange Commission
450 Fifth Street, NW
Judiciary Plaza
Washington, DC 20549

Re:      The Arbor Fund (File Nos.033-50718 and 811-07102)

Ladies and Gentlemen:

On behalf of The Arbor Fund (the "Trust"), we are filing, pursuant to Rule 497(j) under the Securities Act of 1933, as amended, this letter certifying that the form of Prospectuses and Statement of Additional Information that would have been filed under Rule 497(c) would not have differed from that contained in the Trust's Post-Effective Amendment No. 35, which was filed with the US Securities and Exchange Commission via EDGAR on May 28, 2004, accession number 0001135428-04-000232.

Please do no hesitate to contact me at (202) 739-5875 should you have any questions or comments concerning this filing.

Sincerely,

/s/ Thomas P. Lemke
-------------------
Thomas P. Lemke, Esq.